Concentration - Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk [Member]	6 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Jun. 30, 2024
Revenue [Member] | Supplier A [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Revenue [Member] | Supplier [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Accounts Payable [Member] | Supplier A [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage				100.00%
Accounts Payable [Member] | Supplier [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage				100.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	22.20%			35.30%
Customer A [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	27.00%	47.30%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	29.10%			27.50%
Customer B [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	28.40%	26.70%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	13.70%				[1]
Customer C [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	13.80%		[1]
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.20%				[1]
Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.10%				[1]
Customer [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	85.30%			62.80%
Customer [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	69.20%	74.00%

[1]	The percentage is below 10%